JOINT VENTURE	12 Months Ended
Dec. 31, 2022
Joint Venture
JOINT VENTURE

5.	JOINT VENTURE

On October 20, 2020, the Company signed a Joint Venture Agreement (“JVA”) establishing a joint venture, Super Photonics Xiamen Co., Ltd (“SPX”) in Xiamen China, with Xiamen Sanan Integrated Circuit Co. Ltd. (“Sanan IC”) whose purpose is to design, develop, manufacture and sell 100G, 200G and 400G optical engines based on POET’s proprietary Optical Interposer platform technology. SPX was registered on March 12, 2021. SPX will be subsequently capitalized through a combination of committed cash, capital equipment and intellectual property from Sanan IC and intellectual property and know-how from the Company.

The Company’s contribution of intellectual property to SPX was independently valued at $22,500,000 at the time of its contribution. During the year ended December 31, 2022, the Company recognized a gain of $1,746,987 (2021 - $2,587,500, 2020 - nil) related to its contribution of intellectual property to SPX in accordance with IAS 28. The Company only recognized a gain on the contribution of the intellectual property equivalent to the Sanan IC’s interest in SPX, the unrecognized gain of $18,159,632 (2021 - $19,912,500, 2020 - nil) will be applied against the investment and periodically realized as the Company’s ownership interest in SPX is reduced. As at December 31, 2022, Sanan IC’s and the Company’s ownership interests were approximately 19.3% and 80.7% respectively (2021 - 11.5% and 88.5%, 2020 - nil).

SPX was determined to be a joint venture as both Sanan IC and POET exercise joint control over SPX. All relevant activity of SPX require unanimous consent.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

5.	JOINT VENTURE (Contained)

The Company’s investment in joint venture during the year can be summarized as follows:

Balance, January 1, 2021	$-
Contribution of intellectual property	22,500,000
Unrecognized gain on contribution of intellectual property	(19,912,500)
Share of loss in joint venture for the year ended December 31, 2021	(1,142,249)

Investment balance, December 31, 2021	1,445,251
Recognized gain on contribution of intellectual property	1,746,987
Share of loss in joint venture for the year ended December 31, 2022	(3,211,993)
Effect of changes in foreign exchange rates	19,755

Investment balance, December 31, 2022	$-

Summarized financial information of the joint venture is as follows:

December 31,	2022	2021	2020

Current assets	$1,951,654	$2,287,252	$-
Intangible assets	18,708,065	22,500,000	-
Liabilities	(180,897)	(44,683)	-
Owners Equity	(20,478,822)	(24,742,569)	-

Net loss	$4,319,857	$1,212,417	$-

The Company recognizes its share of SPX’s profits or losses using the equity method. On a weighted average basis, the Company’s share of the net operating loss was 83.7% or $(3,614,211), however the Company recognized $(3,211,993) of the net operating loss of SPX for the year ended December 31, 2022 (2021 - $95.3% or $(634,666), 2020 - 0% or nil). In accordance with IAS 28, the Company can only account for a loss to the extent that it carries a net investment in the joint venture on the statement of financial position. The Company’s current share of the operating loss is a result of the high value of the Company’s initial contribution. The Company’s share of the loss will reduce as Sanan IC periodically contributes cash and other assets to SPX.